Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	APIC	Notes Receivable from Related Parties	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ (38,444)	$ 1	$ 18,799	$ (1,310)	$ (54,091)	$ (1,843)
Balance (in shares) at Dec. 31, 2010		7,483,638
Increase (Decrease) in Stockholders' Equity
Net loss	(8,918)				(8,918)
Other comprehensive loss, net of tax	(35)						(35)
Stock-based compensation	5,437		5,437
Issuance of warrants in connection with marketing agreements	2,112		2,112
Issuance of restricted stock	1,037		1,037
Issuance of restricted stock (in shares)		592,390
Exercise of options to purchase common stock	528		717	(189)
Exercise of options to purchase common stock (in shares)		1,351,318
Imputed interest on notes receivable	314		314
Repurchase of common stock	(16,038)		(15,156)	275		(1,157)
Repurchase of common stock (in shares)		(2,307,866)
Interest income on notes receivable	(34)			(34)
Issuance of common stock for business acquisitions	90,079	1	90,078
Issuance of common stock for business acquisitions (in shares)		10,791,338
Conversion of convertible preferred stock for common stock	59,575	3	59,572
Conversion of convertible preferred stock for common stock (in shares)		30,065,499
Conversion of convertible note payable and interest for common stock	2,060		2,060
Conversion of convertible note payable and interest for common stock (in shares)		259,098
Conversion of convertible preferred stock warrants for common stock warrants	2,552		2,552
Issuance of common stock, net of issuance costs	58,544	1	55,543			3,000
Issuance of common stock in connection with initial public offering, net of underwriting discounts and offering costs (unaudited) (in shares)		7,426,124
Balance at Dec. 31, 2011	158,769	6	223,065	(1,258)	(63,009)		(35)
Balance (in shares) at Dec. 31, 2011		55,661,539
Increase (Decrease) in Stockholders' Equity
Net loss	(74,495)				(74,495)
Other comprehensive loss, net of tax	35						35
Stock-based compensation	9,658		9,658
Issuance of warrants in connection with marketing agreements	1,990		1,990
Issuance of restricted stock	876		876
Issuance of restricted stock (in shares)		17,520
Exercise of options to purchase common stock	313		370	(57)
Exercise of options to purchase common stock (in shares)		401,494
Imputed interest on notes receivable	126		126
Repurchase of common stock	(1,648)		(1,648)
Repurchase of common stock (in shares)		(265,274)
Interest income on notes receivable	(27)			(27)
Beneficial conversion feature related to convertible notes payable, net of tax	1,618		1,618
Issuance and adjustment of contingently redeemable common stock	(1,000)		(1,000)
Issuance and adjustment of contingently redeemable common stock (in shares)		(126,262)
Exercise of warrants to purchase common stock	637		637
Exercise of warrants to purchase common stock (in shares)		377,672
Issuance of common stock, net of issuance costs	1,344		1,329	15
Issuance of common stock in connection with initial public offering, net of underwriting discounts and offering costs (unaudited) (in shares)		140,890
Balance at Dec. 31, 2012	98,196	6	237,021	(1,327)	(137,504)
Balance (in shares) at Dec. 31, 2012	56,207,579	56,207,579
Increase (Decrease) in Stockholders' Equity
Net loss	(25,056)				(25,056)
Stock-based compensation	9,463		9,463
Issuance of warrants in connection with marketing agreements	3,740		3,740
Issuance of restricted stock	423		423
Issuance of restricted stock (in shares)		20,874
Exercise of options to purchase common stock	229		171	58
Exercise of options to purchase common stock (in shares)		98,878
Imputed interest on notes receivable	127		127
Interest income on notes receivable	(28)			(28)
Conversion of convertible note payable and interest for common stock	25,447		25,447
Conversion of convertible note payable and interest for common stock (in shares)		3,556,412
Issuance and adjustment of contingently redeemable common stock (in shares)		13,840
Repurchase of vested common stock awards	(2,000)		(2,000)
Repayment of notes receivable	228			228
Issuance of warrants in connection with Series A convertible preferred stock	677		677
Issuance of warrants in connection with revolving line of credit	408		408
Issuance of common stock, net of issuance costs	326		326
Issuance of common stock in connection with initial public offering, net of underwriting discounts and offering costs (unaudited) (in shares)		57,760
Balance at Dec. 31, 2013	112,180	6	275,803	(1,069)	(162,560)
Balance (in shares) at Dec. 31, 2013	59,955,343	59,955,343
Increase (Decrease) in Stockholders' Equity
Net loss	(24,955)				(24,955)
Stock-based compensation	12,154		12,154
Issuance of warrants in connection with marketing agreements	4,668		4,668
Exercise of options to purchase common stock	1,760		1,760
Exercise of options to purchase common stock (in shares)		1,741,058
Imputed interest on notes receivable	10		10
Interest income on notes receivable	(3)			(3)
Conversion of convertible preferred stock for common stock	29,224		29,224
Conversion of convertible preferred stock for common stock (in shares)		2,857,143
Exercise of warrants to purchase common stock	9,461	1	9,460
Exercise of warrants to purchase common stock (in shares)		3,319,540
Repayment of notes receivable	1,072			1,072
Issuance of common stock, net of issuance costs	69,151	1	69,150
Issuance of common stock in connection with initial public offering, net of underwriting discounts and offering costs (unaudited) (in shares)		8,941,250
Balance at Jun. 30, 2014	$ 214,722	$ 8	$ 402,229		$ (187,515)
Balance (in shares) at Jun. 30, 2014	76,814,334	76,814,334